NUVEEN REAL ASSET INCOME FUND

SUPPLEMENT DATED MAY 25, 2012

TO THE PROSPECTUS DATED FEBRUARY 29, 2012

Effective immediately, Class R3 shares of Nuveen Real Asset Income Fund are closed to all new investments. After the close of business on May 30, 2012, the fund will liquidate all shareholder accounts invested in Class R3 shares and will distribute the proceeds of the liquidation.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-FRAIP-0512P

NUVEEN REAL ASSET INCOME FUND

SUPPLEMENT DATED MAY 25, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 29, 2012

Effective immediately, Class R3 shares of Nuveen Real Asset Income Fund are closed to all new investments. After the close of business on May 30, 2012, the fund will liquidate all shareholder accounts invested in Class R3 shares and will distribute the proceeds of the liquidation.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-FRAISAI-0512P